March 2, 2009

Rebecca Marquigny Securities and Exchange Commission 100 F Street, N.E. Washington D.C. 20549-4644

RE:	Principal Variable Contracts Funds, Inc. Post-effective amendment on Form N-1A number 68 File Nos. 002-35570, 811-01944

Dear Ms. Marquigny,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Post-Effective Amendment”).

In this Post-Effective Amendment, the Registrant is adding Class 2 shares to the following existing series: Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, and Principal LifeTime 2030 Account. The Registrant added a new sub-advisor, Westwood Management Corp., to the LargeCap Value Account III. Also, the Registrant will be implementing a program by which Principal Management Corporation will, in the future, provide investment advisory services to a percentage of the assets of certain Accounts.

The Registrant will be submitting a filing pursuant to 1933 Act Rule 497 to communicate that the LargeCap Value Account II will be merging into the LargeCap Value III on Friday, April 24, 2009. For that reason, the LargeCap Value Account II series is not included in this Post-Effective Amendment.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Registrant requests comments by April 1, 2009. Please contact me if you have any questions concerning this filing.

Sincerely,

/s/ Jennifer Mills

Jennifer Mills Attorney 515-235-9154